UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21129

Flaherty & Crumrine Preferred and Income Securities Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Name and address of agent for service)

Registrant's telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

REGISTRANT NAME: Flaherty & Crumrine Preferred and Income Securities Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 21129
REPORTING PERIOD:	07/01/2018 - 06/30/2019
REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384154	12/10/2018	Approve adjournment, if necessary, to solicit additional proxies	Issuer	Yes	For	For
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384154	12/10/2018	Approve merger agreement	Issuer	Yes	Against	Against
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384162	12/10/2018	Approve adjournment of special meeting, if necessary, to solicit additional proxies	Issuer	Yes	For	For
ASPEN INSURANCE HOLDINGS LTD	AHL	G05384162	12/10/2018	Approve merger agreement	Issuer	Yes	Against	Against
FT REAL ESTATE SECS CO	FHN	302663208	5/8/2019	Approve directors	Issuer	Yes	Withhold	N/A
MB FINANCIAL INC	MBFI	55264U405	9/18/2018	Approve merger of MB Financial with and into Fifth Third Financial	Issuer	Yes	For	For
MB FINANCIAL INC	MBFI	55264U405	9/18/2018	Approve one or more adjournments of the meeting if needed to permit further proxy solicitation in favor of merger proposal	Issuer	Yes	For	For
BlackRock Liquidity Fund	TSTXX	09248U718	11/21/2018	Approve directors	Issuer	Yes	For	For
WMI Holdings Corporation	WMIH	92936P100	10/9/2018	Approve amendment to effect a reverse stock split	Issuer	Yes	For	For
WMI Holdings Corporation	WMIH	92936P100	10/9/2018	Approve an adjournment of the special meeting	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Preferred and Income Securities Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	August 16, 2019

*Print the name and title of each signing officer under his or her signature.